CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Underwriting commissions and discounts for issuance of Class A Ordinary Shares upon IPO	¥ 30,599,667